UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

Item 1. Reports to Stockholders.

(a)

Adasina Social Justice All Cap Global ETF

Ticker: JSTC

Semi-Annual Report

February 28, 2022

Adasina Social Justice All Cap Global ETF

1

Adasina Social Justice All Cap Global ETF

PORTFOLIO ALLOCATION at February 28, 2022 (Unaudited)

Sector	% of Net Assets
Financial	29.2%
Consumer, Non-cyclical	22.9
Technology	15.4
Consumer, Cyclical	11.4
Industrial	10.8
Communications	8.7
Basic Materials	0.7
Cash & Cash Equivalents(1)	0.4
Utilities	0.4
Energy	0.1
Diversified	0.0(2)
Total	100.0%

(1)Represents cash, short-term investments, and liabilities in excess of other assets.

(2)Does not round to 0.1% or (0.1)%, as applicable.

Adasina Social Justice All Cap Global ETF

2

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks – 99.0%
Advertising – 0.9%
DKSH Holding AG	621	$53,169
The Interpublic Group of Companies, Inc. (2)	13,702	504,233
IPSOS (1)	732	35,272
Publicis Groupe SA (1)	2,991	200,361
Stroeer SE & Co. KGaA	346	26,252
		819,287
Aerospace & Defense – 0.1%
Barnes Group, Inc.	1,903	88,394

Apparel – 0.1%
Kontoor Brands, Inc.	605	29,972
SMCP SA (1)	2,707	20,082
Tod’s SpA	663	33,898
		83,952
Auto Manufacturers – 1.5%
Geely Automobile Holdings Ltd.	51,034	94,182
Isuzu Motors Ltd.	11,044	149,299
Mazda Motor Corp.	3,704	27,529
SAIC Motor Corp. Ltd.	100,799	289,250
Subaru Corp.	12,181	200,258
Suzuki Motor Corp.	5,735	227,707
Traton SE	15,715	323,899
XPeng, Inc. - ADR (1)	1,087	39,534
		1,351,658
Auto Parts & Equipment – 2.3%
Aisin Corp.	5,185	188,402
Denso Corp.	5,747	401,529
Fox Factory Holding Corp. (1)(2)	226	26,672
Gentherm, Inc. (1)	508	43,099
Hella GmbH & Co. KGaA	476	33,159
Huayu Automotive Systems Co. Ltd.	34,400	138,231
Hyundai Mobis Co. Ltd.	1,807	336,647
Hyundai Wia Corp.	350	17,757
Magna International, Inc.	8,195	608,446
Sebang Global Battery Co. Ltd.	417	22,058
Sumitomo Electric Industries Ltd.	18,934	250,289
Visteon Corp. (1)	345	41,459
		2,107,748
Banks – 8.7%
Associated Banc-Corp	1,891	46,121
Banca IFIS SpA (1)	1,952	41,526
Bank Central Asia Tbk PT	300,258	168,238
Bank Mandiri Persero Tbk PT	224,728	120,443

	Shares	Value
Banks – 8.7% (Continued)
Bank Negara Indonesia Persero Tbk PT	44,040	$24,523
Bank of Hawaii Corp. (2)	491	42,314
Bank of Jiangsu Co. Ltd.	44,300	46,679
Bank OZK	885	41,613
Bank Polska Kasa Opieki SA	1,763	48,716
Bank Rakyat Indonesia Persero Tbk PT	774,822	245,385
BankUnited, Inc. (2)	691	30,542
Banner Corp.	2,558	157,598
BAWAG Group AG	670	36,152
BDO Unibank, Inc.	35,516	89,500
Cadence Bank	841	26,592
Cathay General Bancorp	565	26,572
China Minsheng Banking Corp. Ltd. - H Shares	761,362	296,216
Credicorp Ltd.	1,570	237,462
DBS Group Holdings Ltd.	22,646	564,211
Deutsche Pfandbriefbank AG	4,243	46,428
DNB Bank ASA	15,997	358,555
East West Bancorp, Inc.	6,354	556,356
FinecoBank Banca Fineco SpA	9,702	162,643
First Abu Dhabi Bank PJSC (1)	18,641	104,953
First Bancorp	2,768	39,084
First Hawaiian, Inc.	1,267	36,832
Glacier Bancorp, Inc. (2)	594	32,908
Hancock Whitney Corp.	715	39,811
Home Capital Group, Inc.	3,740	112,965
Hope Bancorp, Inc. (2)	11,543	195,769
Japan Post Bank Co. Ltd.	22,252	195,906
Kasikornbank PCL	15,626	77,951
Laurentian Bank of Canada	3,472	116,532
OTP Bank Nyrt	3,548	137,152
Oversea-Chinese Banking Corp. Ltd.	60,830	522,956
PacWest Bancorp	1,176	58,118
Popular, Inc. (2)	915	84,043
Powszechna Kasa Oszczednosci Bank Polski SA (1)	19,417	187,185
Prosperity Bancshares, Inc.	678	50,484
Regional SAB de CV	4,493	26,746
S&T Bancorp, Inc.	4,188	130,205
The Siam Commercial Bank PCL - NVDR	124,807	479,366
Signature Bank	1,142	393,864
SouthState Corp. (2)	303	27,270
SVB Financial Group (1)	707	428,442
Texas Capital Bancshares, Inc. (1)	385	25,641
Trustmark Corp.	3,794	119,473
United Overseas Bank Ltd.	19,104	420,937
Walker & Dunlop, Inc.	189	26,148
Webster Financial Corp.	1,813	109,161

SCHEDULE OF INVESTMENTS at February 28, 2022 (Unaudited)

Adasina Social Justice All Cap Global ETF

3

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Banks – 8.7% (Continued)
Westamerica BanCorp	2,130	$126,352
Wintrust Financial Corp.	526	52,263
Zions Bancorp N.A.	1,247	88,400
		7,861,302
Beverages – 2.1%
C&C Group PLC (1)	12,052	34,088
Diageo PLC	12,229	611,204
Heineken Holding NV	4,968	405,951
JDE Peet’s NV	14,706	483,560
Kweichow Moutai Co. Ltd.	700	198,585
Royal Unibrew A/S	286	30,506
Wuliangye Yibin Co. Ltd.	3,400	102,360
		1,866,254
Biotechnology – 2.4%
Biogen, Inc. (1)(2)	1,448	305,543
BioMarin Pharmaceutical, Inc. (1)	1,914	149,522
Bluebird Bio, Inc. (1)	3,272	19,763
Frontage Holdings Corp. (1)	58,523	26,963
Halozyme Therapeutics, Inc. (1)(2)	1,207	42,812
Horizon Therapeutics PLC (1)	1,376	125,450
Incyte Corp. (1)	3,163	216,033
Innoviva, Inc. (1)(2)	4,182	80,336
Inovio Pharmaceuticals, Inc. (1)	3,655	11,842
Intercept Pharmaceuticals, Inc. (1)	1,588	22,645
Maravai LifeSciences Holdings, Inc. - Class A (1)	759	29,654
NeoGenomics, Inc. (1)(2)	745	15,950
Oxford Biomedica PLC (1)	1,914	19,209
Radius Health, Inc. (1)	2,180	18,138
REGENXBIO, Inc. (1)(2)	1,266	33,182
Royalty Pharma PLC - Class A	7,951	312,156
Seagen, Inc. (1)	742	95,622
Theravance Biopharma, Inc. (1)	3,039	30,603
United Therapeutics Corp. (1)	152	25,262
Vertex Pharmaceuticals, Inc. (1)	2,336	537,327
Vitrolife AB	500	16,783
		2,134,795
Building Materials – 0.6%
AAON, Inc.	476	27,874
American Woodmark Corp. (1)	1,276	68,368
Apogee Enterprises, Inc.	2,351	105,960
The AZEK Co., Inc. (1)	788	23,238
Forbo Holding AG	10	17,178
Fujimi, Inc.	398	23,394
Ibstock PLC	13,146	31,485
Investment AB Latour - Class B	7,165	200,643

	Shares	Value
Building Materials – 0.6% (Continued)
Lixil Corp.	1,675	$37,158
		535,298
Chemicals – 0.7%
Chr Hansen Holding A/S	619	45,295
Ecopro Co. Ltd.	371	26,690
Foosung Co. Ltd.	1,060	18,602
HB Fuller Co.	1,264	86,420
Hyosung Chemical Corp.	89	20,356
Kansai Paint Co. Ltd.	1,517	30,281
Nippon Paint Holdings Co. Ltd.	15,621	138,205
Nissan Chemical Corp.	651	36,740
Nitto Denko Corp.	1,748	126,727
Sensient Technologies Corp.	1,064	87,386
		616,702
Commercial Services – 5.1%
Adecco Group AG (1)	1,665	79,017
Afya Ltd. - Class A (1)	1,471	18,976
ALD SA	4,278	60,063
ASGN, Inc. (1)	541	59,937
Automatic Data Processing, Inc.	3,370	688,963
The Bidvest Group Ltd.	2,572	35,025
Bravida Holding AB	4,890	59,945
Bright Horizons Family Solutions, Inc. (1)	938	122,540
CBIZ, Inc. (1)	4,295	167,118
CorVel Corp. (1)(2)	126	20,042
CoStar Group, Inc. (1)	3,102	189,253
Euromoney Institutional Investor PLC	3,932	47,851
EVERTEC, Inc.	1,392	56,181
Forrester Research, Inc. (1)	1,645	85,425
FTI Consulting, Inc. (1)	398	58,108
Gartner, Inc. (1)	720	201,902
GC Cell Corp.	270	15,225
Global Payments, Inc.	3,547	473,099
Gruppo MutuiOnline SpA	1,120	46,860
Huron Consulting Group, Inc. (1)	1,688	83,269
Insperity, Inc.	389	34,991
Korn Ferry	776	51,418
LiveRamp Holdings, Inc. (1)	476	20,544
MarketAxess Holdings, Inc.	333	127,016
Medifast, Inc.	139	25,854
Monro, Inc. (2)	542	25,301
Moody’s Corp.	1,656	533,282
PROG Holdings, Inc.	432	13,237
Progyny, Inc. (1)	392	15,429
Promotora y Operadora de Infraestructura SAB de CV	3,030	23,874

SCHEDULE OF INVESTMENTS at February 28, 2022 (Unaudited) (Continued)

Adasina Social Justice All Cap Global ETF

4

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Commercial Services – 5.1% (Continued)
Robert Half International, Inc.	2,734	$328,873
S&P Global, Inc.	911	342,155
Savills PLC	2,224	37,987
Triton International Ltd	1,146	75,269
Verisk Analytics, Inc.	1,926	341,557
Zhejiang Expressway Co. Ltd. - H Shares	29,762	26,815
		4,592,401
Computers – 2.4%
Amdocs Ltd.	2,004	157,715
Atos SE	1,084	38,889
Bechtle AG	1,048	54,206
Check Point Software Technologies Ltd. (1)	2,244	325,111
Chinasoft International Ltd.	16,061	14,594
Computacenter PLC	1,150	42,093
CyberArk Software Ltd. (1)	302	51,382
EPAM Systems, Inc. (1)	129	26,800
ExlService Holdings, Inc. (1)	463	55,926
FDM Group Holdings PLC	3,362	38,523
Fortinet, Inc. (1)	339	116,792
Genpact Ltd.	2,650	110,876
Insight Enterprises, Inc. (1)(2)	997	103,688
Logitech International SA	1,595	119,784
Lumentum Holdings, Inc. (1)(2)	497	49,133
Maximus, Inc.	1,210	95,420
NetApp, Inc. (2)	5,473	428,974
NetScout Systems, Inc. (1)	930	28,951
Otsuka Corp.	799	30,767
Pure Storage, Inc. (1)(2)	1,053	27,315
S&T AG	2,111	33,385
SCSK Corp.	1,302	22,134
Softcat PLC	1,065	22,263
Sopra Steria Group SACA	328	58,946
Tenable Holdings, Inc. (1)	553	30,614
TTEC Holdings, Inc. (2)	832	66,144
Varonis Systems, Inc. (1)(2)	731	31,872
		2,182,297
Cosmetics & Personal Care – 0.3%
Beiersdorf AG	2,761	280,407
LG Household & Health Care Ltd.	30	23,704
		304,111
Distribution & Wholesale – 2.5%
AddTech AB - Class B	2,290	38,093
ALSO Holding AG	137	36,884
Bossard Holding AG - A Shares	78	21,807
IAA, Inc. (1)	1,058	38,871
IMCD NV (1)	312	50,709

	Shares	Value
Distribution & Wholesale – 2.5% (Continued)
Inchcape PLC	2,592	$25,979
KAR Auction Services, Inc. (1)(2)	4,214	77,790
Leslie’s, Inc. (1)	1,479	31,517
Munters Group AB	6,468	44,133
Pool Corp.	713	326,968
Resideo Technologies, Inc. (1)	1,269	32,664
ScanSource, Inc. (1)	1,714	54,128
SiteOne Landscape Supply, Inc. (1)	1,076	185,535
Sojitz Corp.	5,292	87,300
Toromont Industries Ltd.	1,367	115,797
Toyota Tsusho Corp.	3,921	162,219
W.W. Grainger, Inc.	2,005	956,505
		2,286,899
Diversified Financial Services – 5.9%
Aareal Bank AG	1,309	40,315
AerCap Holdings NV (1)(2)	505	27,487
Affiliated Managers Group, Inc.	258	35,697
Air Lease Corp.	879	36,707
Ally Financial, Inc.	7,078	353,192
American Express Co.	4,801	933,987
Amundi SA	2,568	179,986
Artisan Partners Asset Management, Inc. - Class A	986	37,576
Avanza Bank Holding AB	812	23,169
Banca Generali SpA	1,543	57,244
BFF Bank SpA	4,302	31,167
Blucora, Inc. (1)	3,152	62,725
Brewin Dolphin Holdings PLC	5,326	21,117
China International Capital Corp. Ltd. - H Shares	27,618	67,157
CITIC Securities Co. Ltd. - H Share	40,719	98,701
Collector AB (1)	11,270	37,852
Columbia Financial, Inc. (1)	7,136	151,569
CSC Financial Co. Ltd. - H Shares	149,424	158,724
DWS Group GmbH & Co. KGaA	609	22,368
Euronext NV (1)	995	90,357
Evercore, Inc. - Class A	401	50,931
First National Financial Corp.	692	24,093
Hana Financial Group, Inc.	4,522	183,159
Hong Kong Exchanges & Clearing Ltd.	2,712	131,058
IGM Financial, Inc.	2,024	71,858
Intrum AB	730	18,834
Jaccs Co. Ltd.	1,200	33,757
Japan Exchange Group, Inc.	2,832	53,111
KB Financial Group, Inc. - ADR	3,949	194,291
Leonteq AG	407	27,904
Liontrust Asset Management PLC	1,089	22,122
Mastercard, Inc. - Class A	3,318	1,197,201

SCHEDULE OF INVESTMENTS at February 28, 2022 (Unaudited) (Continued)

Adasina Social Justice All Cap Global ETF

5

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Diversified Financial Services – 5.9% (Continued)
Nordnet AB	1,355	$23,494
Old Mutual Ltd.	28,424	23,177
OneMain Holdings, Inc.	2,011	102,521
PennyMac Financial Services, Inc.	400	23,100
Piper Sandler Companies	138	20,425
Sanlam Ltd.	12,550	52,515
SBI Holdings, Inc.	1,536	40,009
Singapore Exchange Ltd.	6,333	43,574
Stifel Financial Corp.	933	68,575
Synchrony Financial	8,755	374,539
TMX Group Ltd.	733	73,996
Virtus Investment Partners, Inc.	90	21,656
		5,342,997
Electric – 0.1%
Boralex, Inc.	1,468	42,836
Encavis AG	1,285	22,184
		65,020
Electrical Components & Equipment – 0.4%
Belden, Inc.	777	43,784
Contemporary Amperex Technology Co. Ltd.	748	63,215
EnerSys	550	40,002
Fujikura Ltd.	5,006	26,817
Littelfuse, Inc.	324	83,660
Novanta, Inc. (1)	256	34,977
SMA Solar Technology AG	616	24,590
Xinjiang Goldwind Science & Technology Co Ltd. - H Shares	12,529	20,428
		337,473
Electronics – 2.7%
Advanced Energy Industries, Inc.	410	35,199
AEM Holdings Ltd.	13,836	42,096
Arrow Electronics, Inc. (1)	1,167	142,234
AT&S Austria Technologie & Systemtechnik AG	933	51,245
Avary Holding Shenzhen Co. Ltd.	13,500	74,034
Avnet, Inc.	1,846	77,661
Badger Meter, Inc.	466	46,325
Brady Corp. - Class A	656	30,228
Coherent, Inc. (1)	132	34,890
Electrocomponents PLC	1,419	18,839
FARO Technologies, Inc. (1)	1,376	75,322
II-VI, Inc. (1)(2)	629	43,690
Itron, Inc. (1)(2)	396	18,877
Keysight Technologies, Inc. (1)	3,353	527,662
National Instruments Corp.	1,546	62,072

	Shares	Value
Electronics – 2.7% (Continued)
Nidec Corp.	1,691	$145,102
Sensata Technologies Holding PLC (1)	2,008	116,283
Sesa SpA	96	15,419
Shenzhen Inovance Technology Co. Ltd.	2,900	29,253
TD SYNNEX Corp. (2)	4,297	437,564
TDK Corp.	3,987	159,238
Tokyo Electron Device Ltd.	447	20,686
TTM Technologies, Inc. (1)	9,920	124,694
Vontier Corp.	1,856	45,101
Zhejiang Chint Electrics Co. Ltd.	5,900	46,669
		2,420,383
Energy - Alternate Sources – 0.1%
China Everbright Environment Group Ltd.	59,419	42,585
Landis+Gyr Group AG	680	44,434
		87,019
Engineering & Construction – 1.4%
AF Poyry AB	2,875	55,257
Akka Technologies	1,172	64,161
Alten SA	456	69,759
Bilfinger SE	2,447	93,119
China Tower Corp. Ltd. - H Shares	1,994,531	232,287
Dycom Industries, Inc. (1)	279	24,290
Enav SpA	7,972	36,766
Frontdoor, Inc. (1)	1,621	48,711
Grupo Aeroportuario del Sureste SAB de CV - Class B	1,476	31,851
Kajima Corp.	7,051	94,523
KUMHOE&C Co. Ltd.	2,064	18,454
Nishimatsu Construction Co. Ltd.	1,626	54,000
Obayashi Corp.	8,622	71,940
Shimizu Corp.	8,837	58,389
SNC-Lavalin Group, Inc.	1,580	35,553
Stantec, Inc.	1,837	91,231
Taisei Corp.	1,891	62,637
TAV Havalimanlari Holding AS	11,624	28,247
Tokyu Construction Co. Ltd.	5,418	33,399
Waskita Karya Persero Tbk PT	351,240	13,935
YIT Oyj	10,223	44,598
		1,263,107
Entertainment – 0.7%
888 Holdings PLC	6,511	21,159
Evolution AB	1,855	216,380
Flutter Entertainment PLC (1)	2,549	369,200
International Game Technology PLC	2,036	62,342
		669,081

SCHEDULE OF INVESTMENTS at February 28, 2022 (Unaudited) (Continued)

Adasina Social Justice All Cap Global ETF

6

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Environmental Control – 0.3%
Hitachi Zosen Corp.	5,711	$39,172
Kurita Water Industries Ltd.	1,147	46,806
Sweco AB - Class B	3,965	55,958
Tetra Tech, Inc.	542	86,053
		227,989
Food – 1.3%
Aryzta AG (1)	31,631	36,063
Axfood AB	1,792	47,239
B&G Foods, Inc. (2)	2,330	68,968
Beyond Meat, Inc. (1)(2)	301	14,081
Cloetta AB - B Shares	11,745	29,667
George Weston Ltd.	3,365	364,635
J Sainsbury PLC	8,296	30,688
Lamb Weston Holdings, Inc. (2)	1,414	93,932
Lancaster Colony Corp.	343	57,696
Metro, Inc.	2,322	121,121
Nomad Foods Ltd. (1)(2)	2,240	56,403
The North West Co., Inc.	2,987	84,828
Ocado Group PLC (1)	2,826	52,061
Saputo, Inc.	2,992	73,269
Sligro Food Group NV	1,761	44,999
Woolworths Holdings Ltd.	6,590	21,537
		1,197,187
Hand & Machine Tools – 0.1%
Disco Corp.	114	31,822
Finning International, Inc.	2,599	75,572
Schweiter Technologies AG	18	23,308
		130,702
Healthcare - Products – 4.8%
Align Technology, Inc. (1)	306	156,507
Ambu A/S - Class B	885	16,410
AtriCure, Inc. (1)	517	35,906
Avantor, Inc. (1)(2)	3,606	125,092
Bio-Techne Corp.	193	80,946
CareDx, Inc. (1)(2)	506	19,420
CONMED Corp. (2)	497	72,642
Danaher Corp.	3,519	965,649
DENTSPLY SIRONA, Inc.	4,284	231,936
Elekta AB - Class B	3,092	26,962
Glaukos Corp. (1)(2)	401	22,179
Haemonetics Corp. (1)	956	55,171
Henry Schein, Inc. (1)	4,174	360,550
ICU Medical, Inc. (1)	273	64,627
IDEXX Laboratories, Inc. (1)	519	276,290
Inari Medical, Inc. (1)	293	25,778
Insulet Corp. (1)(2)	94	24,881

	Shares	Value
Healthcare - Products – 4.8% (Continued)
Intuitive Surgical, Inc. (1)	1,874	$544,078
Koninklijke Philips NV	6,447	219,701
LivaNova PLC (1)	461	36,336
Natus Medical, Inc. (1)	3,793	105,521
NuVasive, Inc. (1)	679	36,747
Orthofix Medical, Inc. (1)	3,785	128,614
Penumbra, Inc. (1)	218	48,339
QIAGEN NV (1)	3,002	149,169
ResMed, Inc.	879	216,893
Sectra AB - Class B	1,058	16,983
STAAR Surgical Co. (1)	218	17,292
STRATEC SE	282	36,426
Tecan Group AG	82	35,555
Waters Corp. (1)	448	141,895
		4,294,495
Healthcare - Services – 1.9%
Attendo AB	4,613	15,787
DaVita, Inc. (1)	3,687	415,783
Encompass Health Corp.	1,087	71,764
The Ensign Group, Inc.	621	52,189
ICON PLC (1)	120	28,561
Laboratory Corp. of America Holdings (1)	1,655	448,935
LHC Group, Inc. (1)	343	46,706
Medibank Pvt Ltd.	44,442	102,553
Medicover AB - B Shares	817	19,823
The Pennant Group, Inc. (1)	1,120	18,200
Quest Diagnostics, Inc.	2,980	391,185
Syneos Health, Inc. (1)	702	55,599
Terveystalo Oyj	2,821	35,361
		1,702,446
Holding Companies - Divers – 0.0% (3)
EVENT Hospitality and Entertainment Ltd.	2,574	26,915

Home Builders – 0.3%
Barratt Developments PLC	7,078	58,026
Bonava AB - Class B	6,335	45,542
Installed Building Products, Inc.	292	28,236
Sekisui Chemical Co. Ltd.	1,759	28,727
Tama Home Co. Ltd.	1,902	38,065
Tri Pointe Homes, Inc. (1)	1,933	43,241
		241,837
Home Furnishings – 0.3%
GN Store Nord AS	655	34,666
Haier Smart Home Co. Ltd. - H Shares	29,108	101,513
iRobot Corp. (1)(2)	402	24,989

SCHEDULE OF INVESTMENTS at February 28, 2022 (Unaudited) (Continued)

Adasina Social Justice All Cap Global ETF

7

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Home Furnishings – 0.3% (Continued)
Sonos, Inc. (1)(2)	1,057	$28,951
TCL Technology Group Corp.	125,800	110,829
		300,948
Household Products & Wares – 0.5%
Reckitt Benckiser Group PLC	3,871	328,305
Reynolds Consumer Products, Inc.	1,762	52,455
WD-40 Co.	140	29,665
		410,425
Insurance – 11.3%
AIA Group Ltd.	23,088	240,078
American National Group, Inc.	167	31,568
Aon PLC	1,719	502,189
Arch Capital Group Ltd. (1)	10,320	486,175
Argo Group International Holdings Ltd.	1,866	78,689
Arthur J. Gallagher & Co.	2,388	377,758
Assicurazioni Generali SpA	27,816	553,939
Axis Capital Holdings Ltd.	1,031	56,313
Baloise Holding AG	244	40,984
Brown & Brown, Inc.	3,356	226,899
China Life Insurance Co. Ltd. - H Shares	167,367	277,599
China Pacific Insurance Group Co. Ltd. - H Shares	40,854	113,720
Chubb Ltd.	5,310	1,081,328
Cincinnati Financial Corp.	3,751	460,585
CNO Financial Group, Inc.	1,279	30,913
CNP Assurances	16,554	404,781
eHealth, Inc. (1)	1,579	24,538
Employers Holdings, Inc.	2,526	98,160
Essent Group Ltd.	782	34,549
Everest Re Group Ltd.	1,622	483,713
Hannover Rueck SE	985	182,328
The Hanover Insurance Group, Inc.	797	111,189
Harel Insurance Investments & Financial Services Ltd.	3,577	43,387
Helvetia Holding AG	237	28,881
Horace Mann Educators Corp.	2,720	113,125
iA Financial Corp., Inc.	1,104	65,552
Japan Post Holdings Co. Ltd.	27,800	230,293
Just Group PLC (1)	27,005	30,454
Kemper Corp.	789	42,164
Kinsale Capital Group, Inc.	116	24,332
Lincoln National Corp.	9,528	642,378
Mapfre SA (1)	28,493	56,374
Mercury General Corp.	785	43,175
MGIC Investment Corp.	3,309	50,231
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,247	623,767

	Shares	Value
Insurance – 11.3% (Continued)
New China Life Insurance Co. Ltd. - H Shares	34,817	$99,589
NN Group NV	4,788	230,067
Phoenix Group Holdings PLC	3,754	31,158
The Phoenix Holdings Ltd.	3,648	45,295
Powszechny Zaklad Ubezpieczen SA	12,439	93,779
Primerica, Inc.	239	31,044
ProAssurance Corp.	2,506	60,395
Reinsurance Group of America, Inc.	918	101,770
RenaissanceRe Holdings Ltd. (2)	478	72,073
Safety Insurance Group, Inc.	1,410	117,650
SCOR SE	1,208	39,524
SiriusPoint Ltd. (1)	13,891	102,655
State Auto Financial Corp.	671	34,899
Storebrand ASA	5,132	50,867
Swiss Life Holding AG	445	271,816
Swiss Re AG (1)	3,842	367,763
Unipol Gruppo SpA (1)	9,634	49,051
Unum Group	2,205	61,564
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,330	34,956
White Mountains Insurance Group Ltd.	42	44,108
Willis Towers Watson PLC	1,863	414,145
		10,246,276
Internet – 2.6%
Adevinta ASA (1)	3,048	32,741
Anaplan, Inc. (1)(2)	720	34,106
Atea ASA	1,797	28,037
Auto Trader Group PLC	5,222	46,454
CDW Corp.	2,050	353,543
DoorDash, Inc. - Class A (1)	713	74,829
F5, Inc. (1)	2,238	449,502
Fiverr International Ltd. (1)(2)	144	11,363
IAC/InterActiveCorp (1)	1,518	174,206
Kakao Corp.	985	77,090
Mimecast Ltd. (1)	685	54,478
My EG Services Bhd (1)	115,766	26,470
NAVER Corp.	254	67,178
Perficient, Inc. (1)(2)	461	46,976
Rakuten Group, Inc.	10,781	91,172
Reply SpA	218	35,676
SEEK Ltd.	1,165	22,546
Spotify Technology SA (1)	864	134,948
Trend Micro, Inc.	703	39,064
United Internet AG	1,269	43,274
Upwork, Inc. (1)(2)	608	15,370
Usen-Next Holdings Co. Ltd.	849	17,632
VeriSign, Inc. (1)	1,646	351,783

SCHEDULE OF INVESTMENTS at February 28, 2022 (Unaudited) (Continued)

Adasina Social Justice All Cap Global ETF

8

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Internet – 2.6% (Continued)
Wix.com Ltd. (1)	624	$57,146
Z Holdings Corp.	11,788	57,070
ZOZO, Inc.	953	26,892
		2,369,546
Investment Companies – 1.3%
EXOR NV	5,422	412,903
Groupe Bruxelles Lambert SA	4,536	473,516
Grupo de Inversiones Suramericana SA	3,905	31,991
Sofina SA	578	225,406
VNV Global AB (1)	1,730	12,171
		1,155,987
Leisure Time – 0.1%
Basic-Fit NV (1)	514	23,451
Roland Corp.	712	23,955
Technogym SpA	2,376	18,854
Trigano SA (1)	165	28,448
YETI Holdings, Inc. (1)	619	38,106
		132,814
Lodging – 0.5%
Choice Hotels International, Inc.	1,055	152,289
Dalata Hotel Group PLC (1)	10,510	49,758
Hilton Grand Vacations, Inc. (1)	1,533	79,501
Kangwon Land, Inc.	1,502	33,104
NagaCorp Ltd.	49,319	45,446
Paradise Co. Ltd.	2,110	29,131
Scandic Hotels Group AB	13,505	60,484
SKYCITY Entertainment Group Ltd.	9,162	18,353
		468,066
Machinery - Diversified – 2.4%
Albany International Corp. - Class A	618	54,273
Altra Industrial Motion Corp.	585	24,845
Bobst Group SA (1)	448	40,823
Colfax Corp. (1)	1,818	73,102
Daifuku Co. Ltd.	1,094	78,458
FANUC Corp.	1,136	208,657
Graco, Inc. (2)	10,504	757,233
Interpump Group SpA	1,160	63,139
Komax Holding AG	110	29,063
NARI Technology Co. Ltd.	5,595	31,339
Nordson Corp.	2,887	653,877
Omron Corp.	524	35,305
Rieter Holding AG	293	52,184
Stabilus SA	668	39,691
Zehnder Group AG	581	50,219
		2,192,208

	Shares	Value
Media – 1.1%
Cable One, Inc.	138	$197,733
Cyfrowy Polsat SA	6,014	39,130
The EW Scripps Co. - Class A	4,782	106,447
ITV PLC	16,060	23,843
Metropole Television SA	1,140	22,741
Nordic Entertainment Group AB - Class B	358	12,282
ProSiebenSat.1 Media SE	2,033	28,007
Sirius XM Holdings, Inc. (2)	62,021	382,050
Vivendi SE	16,917	214,904
		1,027,137
Metal Fabricate & Hardware – 0.4%
Helios Technologies, Inc.	458	35,912
Martinrea International, Inc.	8,171	63,714
Proto Labs, Inc. (1)	746	41,947
Reliance Worldwide Corp. Ltd.	8,617	28,826
SFS Group AG	344	50,469
Standex International Corp.	1,330	140,887
Troax Group AB	465	12,415
		374,170
Miscellaneous Manufacturers – 0.9%
China Jushi Co. Ltd.	24,700	66,730
China Railway Signal & Communication Corp. Ltd. - H Shares	90,797	33,001
CRRC Corp Ltd. - H Shares	568,463	252,450
Enerpac Tool Group Corp.	2,980	51,405
ESCO Technologies, Inc.	632	43,968
Fabrinet (1)	298	29,839
Federal Signal Corp.	1,732	62,542
Hillenbrand, Inc.	1,359	64,838
Indutrade AB	3,445	77,199
John Bean Technologies Corp.	273	30,950
SKC Co. Ltd.	119	13,609
Sunny Optical Technology Group Co. Ltd.	1,624	38,804
Uponor Oyj	1,635	36,655
		801,990
Office & Business Equipment – 0.1%
Datalogic SpA	1,703	23,987
FUJIFILM Holdings Corp.	683	43,064
		67,051
Packaging & Containers – 0.1%
TriMas Corp.	2,742	89,142

Pharmaceuticals – 4.7%
Alector, Inc. (1)	1,642	26,009
Amneal Pharmaceuticals, Inc. - Class A (1)	8,632	39,103

SCHEDULE OF INVESTMENTS at February 28, 2022 (Unaudited) (Continued)

Adasina Social Justice All Cap Global ETF

9

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Pharmaceuticals – 4.7% (Continued)
AstraZeneca PLC	3,956	$480,845
Bausch Health Cos, Inc. (1)	4,939	118,729
Bristol-Myers Squibb Co.	11,897	816,967
Celltrion, Inc.	271	35,950
China Feihe Ltd.	30,030	35,819
Chongqing Zhifei Biological Products Co. Ltd.	1,300	26,630
Heron Therapeutics, Inc. (1)	3,783	26,859
Ironwood Pharmaceuticals, Inc. (1)	1,881	20,240
Jazz Pharmaceuticals PLC (1)	399	54,831
Madrigal Pharmaceuticals, Inc. (1)	411	38,161
McKesson Corp.	2,133	586,490
Neurocrine Biosciences, Inc. (1)	558	50,148
Novartis AG	13,538	1,185,507
Novo Nordisk A/S - Class B	2,734	281,593
Prestige Consumer Healthcare, Inc. (1)	527	31,372
Revenio Group Oyj	810	39,431
Richter Gedeon Nyrt	1,496	31,591
Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	9,045	36,232
Supernus Pharmaceuticals, Inc. (1)	2,200	70,290
USANA Health Sciences, Inc. (1)	524	46,117
Zogenix, Inc. (1)	5,474	143,747
		4,222,661
Private Equity – 0.9%
3i Group PLC	5,403	96,816
Brookfield Asset Management, Inc. - Class A	11,507	628,447
EQT AB	380	12,920
Intermediate Capital Group PLC	794	18,260
Ratos AB - Class B	5,283	28,379
		784,822
Retail – 2.5%
Alsea SAB de CV (1)	26,876	59,007
Bilia AB	2,828	37,095
BJ’s Wholesale Club Holdings, Inc. (1)	713	44,826
CCC SA	1,696	21,730
El Puerto de Liverpool SAB de CV	5,270	25,764
Fast Retailing Co. Ltd.	455	244,260
Fielmann AG	734	43,777
Food & Life Companies Ltd.	671	22,139
Frasers Group PLC (1)	2,343	20,010
Freshpet, Inc. (1)(2)	232	22,093
Industria de Diseno Textil SA (1)	18,226	483,128
Jack in the Box, Inc. (2)	794	68,498
Jollibee Foods Corp.	6,594	30,996
Kingfisher PLC	11,702	48,077

	Shares	Value
Retail – 2.5% (Continued)
Kura Sushi, Inc.	768	$24,705
Lotte Shopping Co. Ltd.	270	19,155
Mango Excellent Media Co. Ltd.	12,600	68,141
National Vision Holdings, Inc. (1)(2)	1,436	52,658
Next PLC	1,057	97,318
Petco Health & Wellness Co., Inc. (1)	2,361	41,365
Restaurant Brands International, Inc.	11,722	655,715
Shake Shack, Inc. - Class A (1)	567	42,366
Takkt AG	4,926	84,985
Truworths International Ltd.	8,058	30,542
		2,288,350
Savings & Loans – 0.6%
Investors Bancorp, Inc.	2,782	46,571
Northwest Bancshares, Inc.	15,585	219,437
Pacific Premier Bancorp, Inc.	818	31,665
People’s United Financial, Inc.	3,576	75,382
Provident Financial Services, Inc.	7,204	170,951
Washington Federal, Inc.	728	25,902
		569,908
Semiconductors – 4.1%
Advanced Micro Devices, Inc. (1)	5,459	673,286
Allegro MicroSystems, Inc. (1)	610	17,489
Ambarella, Inc. (1)	122	17,045
ams-OSRAM AG	1,735	27,119
ASM International NV (1)	392	126,893
BE Semiconductor Industries NV (1)	270	23,091
Cirrus Logic, Inc. (1)	559	48,560
Diodes, Inc. (1)	398	35,657
Entegris, Inc. (2)	2,417	315,370
Lattice Semiconductor Corp. (1)	399	24,985
Marvell Technology, Inc.	5,080	347,116
Melexis NV (1)	140	12,863
MKS Instruments, Inc. (2)	312	46,987
Nova Ltd. (1)	331	34,682
NVIDIA Corp.	4,456	1,086,596
Renesas Electronics Corp. (1)	2,464	28,667
Rohm Co. Ltd.	281	22,031
SOITEC (1)	89	14,755
SUMCO Corp.	1,650	27,033
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6,675	714,292
u-blox Holding AG	328	23,256
United Microelectronics Corp. - ADR (2)	4,813	44,665
X-Fab Silicon Foundries SE (1)	5,246	41,423
		3,753,861

SCHEDULE OF INVESTMENTS at February 28, 2022 (Unaudited) (Continued)

Adasina Social Justice All Cap Global ETF

10

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Software – 8.8%
1Life Healthcare, Inc. (1)	672	$7,264
ACI Worldwide, Inc. (1)	1,656	55,509
Adobe, Inc. (1)	1,880	879,238
ANSYS, Inc. (1)(2)	794	257,407
Atlassian Corp. PLC - Class A (1)	147	44,941
Autodesk, Inc. (1)	1,513	333,208
Avalara, Inc. (1)	444	46,136
Black Knight, Inc. (1)	3,360	188,798
Blackbaud, Inc. (1)	491	30,683
Blackline, Inc. (1)	476	35,848
Bottomline Technologies DE, Inc. (1)	555	31,435
Box, Inc. - Class A (1)	1,539	39,414
Broadridge Financial Solutions, Inc. (2)	1,340	195,921
Cadence Design Systems, Inc. (1)	1,573	238,199
CD Projekt SA	634	25,521
CDK Global, Inc.	2,114	95,849
Cerence, Inc. (1)	333	12,025
Change Healthcare, Inc. (1)	4,502	96,433
CommVault Systems, Inc. (1)	721	45,358
CompuGroup Medical SE & Co. KgaA	419	23,743
Coupa Software, Inc. (1)(2)	358	43,322
CSG Systems International, Inc. (2)	3,107	191,764
The Descartes Systems Group, Inc. (1)	631	44,934
DocuSign, Inc. (1)	666	78,874
Evolent Health, Inc. (1)	900	23,985
Fair Isaac Corp. (1)	704	331,718
Fidelity National Information Services, Inc.	4,930	469,484
Hansen Technologies Ltd.	6,341	22,547
HubSpot, Inc. (1)(2)	44	23,100
Intuit, Inc.	975	462,511
Kinaxis, Inc. (1)	143	16,383
Konami Holdings Corp.	850	47,823
Manhattan Associates, Inc. (1)	594	79,406
MongoDB, Inc. (1)(2)	63	24,065
MSCI, Inc.	305	153,015
New Relic, Inc. (1)	311	20,601
NextGen Healthcare, Inc. (1)	4,932	96,322
PagerDuty, Inc. (1)	572	19,345
Paychex, Inc. (2)	4,177	497,314
Playtika Holding Corp. (1)	4,990	102,794
Roper Technologies, Inc.	1,243	557,137
The Sage Group PLC	10,274	96,881
Sailpoint Technologies Holdings, Inc. (1)(2)	722	29,869
SAP SE	5,219	593,938
Sapiens International Corp. NV	2,043	55,141
Schrodinger, Inc. (1)(2)	582	20,230
ServiceNow, Inc. (1)	616	357,231

	Shares	Value
Software – 8.8% (Continued)
SimCorp A/S	221	$20,029
Smartsheet, Inc. (1)	383	20,364
Splunk, Inc. (1)	1,085	128,138
SPS Commerce, Inc. (1)	298	38,695
Synopsys, Inc. (1)	1,205	376,430
Take-Two Interactive Software, Inc. (1)	918	148,716
Teradata Corp. (1)	814	40,692
Tinexta Spa	954	30,882
TIS, Inc.	1,038	24,333
		7,970,943
Telecommunications – 4.0%
1&1 AG	936	22,519
AudioCodes Ltd.	1,103	31,259
Ciena Corp. (1)	1,118	76,494
CommScope Holding Co., Inc. (1)	3,156	30,108
Corning, Inc.	23,018	929,927
DiGi.Com Bhd	35,524	34,268
InterDigital, Inc.	331	21,323
Iridium Communications, Inc. (1)(2)	690	27,317
Juniper Networks, Inc.	3,172	107,182
Maxis Bhd	33,752	32,317
MTN Group Ltd.	13,584	168,432
NETGEAR, Inc. (1)	2,259	60,112
Nippon Telegraph & Telephone Corp.	8,417	240,653
Nokia Oyj	38,993	211,869
Plantronics, Inc. (1)	1,318	37,128
Proximus SADP	4,540	90,564
Singapore Telecommunications Ltd.	150,013	278,487
SoftBank Corp.	3,201	40,313
SoftBank Group Corp.	5,545	246,739
Tele2 AB - Class B	7,368	98,168
Telefonica Deutschland Holding AG	16,152	44,357
Telekom Malaysia Bhd	17,687	21,316
Telenor ASA	26,525	393,487
Telia Co AB	34,870	130,473
Telkom Indonesia Persero Tbk PT	434,365	131,214
Tower Bersama Infrastructure Tbk PT	144,561	29,582
Viavi Solutions, Inc. (1)	2,721	44,624
		3,580,232
Toys, Games & Hobbies – 0.4%
Hasbro, Inc. (2)	3,874	375,972

Transportation – 1.3%
Atlas Corp.	2,037	29,394
Cargojet, Inc.	187	27,012
Forward Air Corp.	548	56,543

SCHEDULE OF INVESTMENTS at February 28, 2022 (Unaudited) (Continued)

Adasina Social Justice All Cap Global ETF

11

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Transportation – 1.3% (Continued)
Freightways Ltd.	4,161	$34,298
Hankyu Hanshin Holdings, Inc.	2,345	69,938
Heartland Express, Inc.	6,076	87,251
Hyundai Glovis Co. Ltd.	186	27,227
Kyushu Railway Co.	1,536	33,874
Matson, Inc.	552	61,145
Nippon Express Holdings, Inc.	659	39,938
Odakyu Electric Railway Co. Ltd.	2,516	41,374
SG Holdings Co. Ltd.	1,501	31,695
TFI International, Inc.	1,984	206,667
Tobu Railway Co. Ltd.	1,963	48,148
Tokyu Corp.	5,067	67,399
Wallenius Wilhelmsen ASA	8,660	65,686
West Japan Railway Co.	4,365	187,675
Yamato Holdings Co. Ltd.	1,931	37,689
		1,152,953
Trucking & Leasing – 0.0% (3)
GATX Corp.	347	37,001
Water – 0.4%
American States Water Co.	888	74,734
Severn Trent PLC	3,349	129,233
United Utilities Group PLC	9,413	135,707
		339,674
Total Common Stocks (Cost $92,274,444)		89,549,886
Preferred Stocks – 0.6%
Banks – 0.6%
Banco Bradesco SA - ADR	53,693	207,255
Bancolombia SA - ADR	2,248	81,445
Itau Unibanco Holding SA - ADR	42,143	203,550
		492,250
Total Preferred Stocks (Cost $459,223)		492,250
Short-Term Investments – 0.1%
Money Market Funds – 0.1%
First American Government Obligations Fund - Class X, 0.026% (4)	105,440	105,440
Total Short-Term Investments (Cost $105,440)		105,440
Investments Purchased with Collateral from Securities Lending – 5.6%
Mount Vernon Liquid Assets Portfolio, LLC, 0.120% (4)	5,095,431	5,095,431

	Shares	Value
Total Investments Purchased with Collateral from Securities Lending (Cost $5,095,431)		$5,095,431
Total Investments in Securities – 105.3% (Cost $97,934,538)		95,243,007
Liabilities in Excess of Other Assets – (5.3)%		(4,757,645)
Total Net Assets – 100.0%		$90,485,362

ADRAmerican Depository Receipt

NVDRNon-Voting Depositary Receipt

(1)Non-income producing security.

(2)This security or a portion of this security was out on loan as of February 28, 2022. Total loaned securities had a value of $4,943,609 or 5.5% of net assets as of February 28, 2022. The remainining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)Does not round to 0.1% or (0.1)%, as applicable.

(4)The rate shown is the annualized seven-day effective yield as of February 28, 2022.

SCHEDULE OF INVESTMENTS at February 28, 2022 (Unaudited) (Continued)

Adasina Social Justice All Cap Global ETF

12

The accompanying notes are an integral part of these financial statements.

Assets:
Investments in securities, at value (Cost $97,934,538) (Note 2) (1)	$95,243,007
Cash	628
Receivables:
Investment securities sold	318,764
Dividends and interest	80,328
Securities lending income, net (Note 5)	1,059
Total assets	95,643,786

Liabilities:
Collateral received for securities loaned (Note 5)	5,095,431
Payables:
Management fees (Note 4)	62,993
Total liabilities	5,158,424
Net Assets	$90,485,362

Components of Net Assets:
Paid-in capital	$92,438,429
Total distributable (accumulated) earnings (losses)	(1,953,067)
Net assets	$90,485,362

Net Asset Value (unlimited shares authorized):
Net assets	$90,485,362
Shares of beneficial interest issued and outstanding	5,400,000
Net asset value	$16.76

(1)Includes loaned securities with a value of $4,943,609.

STATEMENT OF ASSETS AND LIABILITIES at February 28, 2022 (Unaudited)

Adasina Social Justice All Cap Global ETF

13

The accompanying notes are an integral part of these financial statements.

Investment Income:
Dividend income (net of foreign withholding tax of $30,687)	$421,687
Securities lending income (Note 5)	3,526
Interest income	21
Total investment income	425,234

Expenses:
Management fees (Note 4)	357,772
Total expenses	357,772
Net investment income (loss)	67,462

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	1,017,200
Foreign currency transactions	(1,812)
Change in net unrealized appreciation/depreciation on:
Investments and foreign currency translation	(6,990,462)
Net realized and unrealized gain (loss) on investments	(5,975,074)
Net increase (decrease) in net assets resulting from operations	$(5,907,612)

STATEMENT OF OPERATIONS For the Six-Months Ended February 28, 2022 (Unaudited)

Adasina Social Justice All Cap Global ETF

14

The accompanying notes are an integral part of these financial statements.

	Period Ended February 28, 2022 (Unaudited)	Period Ended August 31, 2021 (1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$67,462	$268,165
Net realized gain (loss) on investments and foreign currency translation	1,015,388	2,807,504
Change in net unrealized appreciation/depreciation on investments and foreign currency translation	(6,990,462)	4,282,001
Net increase (decrease) in net assets resulting from operations	(5,907,612)	7,357,670

Distributions to Shareholders:
Net distributions to shareholders	(517,000)	(223,040)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares (2)	25,639,866	64,135,478
Total increase (decrease) in net assets	19,215,254	71,270,108

Net Assets:
Beginning of period	71,270,108	—
End of period	$90,485,362	$71,270,108

(1)The Fund commenced operations on December 8, 2020. The information presented is from December 8, 2020 to August 31, 2021.

(2)Summary of share transactions is as follows:

	Six-Months Ended February 28, 2022 (Unaudited)		Period Ended August 31, 2021 (1)
	Shares	Value	Shares	Value
Shares sold	2,400,000	$43,027,740	4,600,000	$74,481,380
Shares redeemed	(1,000,000)	(17,393,000)	(600,000)	(10,350,180)
Variable fees	—	5,126	—	4,278
Net increase (decrease)	1,400,000	$25,639,866	4,000,000	$64,135,478

STATEMENT OF CHANGES IN NET ASSETS

Adasina Social Justice All Cap Global ETF

15

The accompanying notes are an integral part of these financial statements.

	Period Ended February 28, 2022 (Unaudited)	Period Ended August 31, 2021 (1)

Net asset value, beginning of period	$17.82	$15.00

Income from Investment Operations:
Net investment income (loss) (2)	0.01	0.10
Net realized and unrealized gain (loss) on investments	(1.06)	2.79
Total from investment operations	(1.05)	2.89

Less Distributions:
From net investment income	(0.01)	(0.07)
Total distributions	(0.01)	(0.07)

Net asset value, end of period	$16.76	$17.82
Total return (3)(4)	(5.38)%	19.24%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$90.5	$71.3
Portfolio turnover rate (3)	40%	59%
Ratio of expenses to average net assets (5)	0.89%	0.89%
Ratio of net investment income (loss) to average net assets (5)	0.17%	0.80%

(1)The Fund commenced operations on December 8, 2020. The information presented is from December 8, 2020 to August 31, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

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Adasina Social Justice All Cap Global ETF

NOTE 1 – ORGANIZATION

The Fund is a diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on December 8, 2020.

The investment objective of the Fund is to seek to provide capital appreciation and income.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Unaudited)

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Adasina Social Justice All Cap Global ETF

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$—	$89,549,886	$—	$—	$89,549,886
Preferred Stocks (1)	—	492,250	—	—	492,250
Short-Term Investments	—	105,440	—	—	105,440
Investments Purchased With Collateral From Securities Lending (2)	5,095,431	—	—	—	5,095,431
Total Investments in Securities	$5,095,431	$90,147,576	$—	$—	$95,243,007

(1)See Schedule of Investments for the industry breakout.

(2)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of February 28, 2022, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Unaudited) (Continued)

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Adasina Social Justice All Cap Global ETF

E. Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid semi-annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H. Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (“the Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Emerging and Developing Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging and developing market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

B.Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. The Fund will invest in common stocks directly. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers.

C.Exchange Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem shares of the Fund (“Shares”) directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Unaudited) (Continued)

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Adasina Social Justice All Cap Global ETF

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

D.Foreign Securities Risks. Investments in securities or other instruments of non-U.S. issuers, including ADRs, involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities, including ADRs, can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

E.Market Capitalization Risk.

•Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

•Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available.

F.Sector Risk. At times the Fund may increase the relative emphasis of its investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector. As of February 28, 2022, 29.2% of the Fund’s net assets were invested in the financial sector.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions.

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Unaudited) (Continued)

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Adasina Social Justice All Cap Global ETF

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.89%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Management Fees incurred are paid monthly to the Adviser.

Robasciotti & Associates, Inc., doing business as Adasina Social Capital (the “Sub-Adviser”), serves as sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Fund’s Management Fee. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal, as defined below.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of February 28, 2022, market value of the securities on loan and payable on collateral received for securities lending were as follows:

Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
$4,943,609	$5,095,431	5.5%

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Unaudited) (Continued)

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Adasina Social Justice All Cap Global ETF

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the period ended February 28, 2022, the Fund loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in the Fund’s Schedule of Investments. Securities lending income is disclosed in the Fund’s Statement of Operations.

The Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2022, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments and U.S. government securities were $33,029,473 and $31,767,538, respectively.

For the period ended February 28, 2022, there were no purchases or sales of long-term U.S. Government securities.

For the period ended February 28, 2022, in-kind transactions associated with creations and redemptions for the Fund were $40,776,709 and $17,189,466, respectively.

NOTE 7 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended February 28, 2022. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end. The tax character of distributions paid during the period ended February 28, 2022 (estimated) was as follows:

Distributions paid from:
Ordinary income	$517,000

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.

NOTE 8 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Unaudited) (Continued)

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Adasina Social Justice All Cap Global ETF

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $9,500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 3% and for Redemption Units of up to a maximum of 2%, respectively, of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. In particular, the global spread of COVID-19 has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Health crises and related political, social and economic disruptions caused by the spread of COVID-19 may also exacerbate other pre-existing political, social and economic risks in certain countries. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTES TO FINANCIAL STATEMENTS February 28, 2022 (Unaudited) (Continued)

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Adasina Social Justice All Cap Global ETF

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from September 1, 2021 to February 28, 2022.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests, in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During the Period September 1, 2021 – February 28, 2022 (1)
Actual	$1,000.00	$ 946.20	$4.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.38	$4.46

(1)Expenses are equal to the Fund’s annualized net expense ratio for the most recent six-month period of 0.89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six-month period).

EXPENSE EXAMPLE For the Six-Months Ended February 28, 2022 (Unaudited)

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Adasina Social Justice All Cap Global ETF

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the Adasina Social Justice All Cap Global ETF (the “Fund”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 23, 2021, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2020 through September 30, 2021 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is reasonably designed and operating effectively.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

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Adasina Social Justice All Cap Global ETF

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 743-0080 or by accessing the Fund’s website at www.adasinaetf.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (833) 743-0080 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.adasinaetf.com. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (833) 743-0080. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.adasinaetf.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (833) 743-0080. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.adasinaetf.com.

ADDITIONAL INFORMATION

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
Adasina Social Capital
870 Market Street, Suite 1275
San Francisco, California 94102

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Adasina Social Justice All Cap Global ETF	JSTC	886364876

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

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Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	05/09/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	05/09/2022

By (Signature and Title)*	/s/ Daniel Carlson
Daniel Carlson, Treasurer/Principal Financial Officer

Date	05/09/2022

* Print the name and title of each signing officer under his or her signature.

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